UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8797
                                   811-9049

Name of Fund: Merrill Lynch International Fund
              Merrill Lynch Master International Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        International Fund and Merrill Lynch Master International Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

Schedule of Investments as of August 31, 2004   Merrill Lynch International Fund

====================================================================================================================================
                                  Beneficial Interest       Mutual Funds                                                Value
====================================================================================================================================
                                  $ 180,659,109             Merril Lynch Master International Portfolio               $ 137,217,480
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds (Cost - $116,159,674) - 100.1%           137,217,480
====================================================================================================================================
Total Investments (Cost - $116,159,674) - 100.1%                                                                        137,217,480

Liabilities in Excess of Other Assets - (0.1%)                                                                             (196,844)
                                                                                                                      -------------
Net Assets - 100%                                                                                                     $ 137,020,636
                                                                                                                      =============

                                    Merrill Lynch Master International Portfolio

Schedule of Investments as of August 31, 2004

                                                               (in U.S. dollars)

                                                    Shares
Europe              Industry*                       Held       Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Finland             Machinery - 0.7%                  15,428   Kone Corporation 'B'                                   $     931,858
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                   116,698   Stora Enso Oyj 'R'                                         1,558,636
                    Products - 1.8%                   51,787   UPM-Kymmene Oyj                                              988,107
                                                                                                                      -------------
                                                                                                                          2,546,743
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Finland - 2.5%                      3,478,601
------------------------------------------------------------------------------------------------------------------------------------
France              Building Products - 0.4%          11,747   Compagnie de Saint-Gobain                                    589,319
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.4%                  12,102   Air Liquide                                                1,891,392
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.5%           34,020   BNP Paribas SA                                             2,057,716
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                       39,362   France Telecom SA                                            929,466
                    Telecommunication
                    Services - 0.7%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%               4,904   Groupe Danone                                                392,157
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                  66,922   Axa                                                        1,365,536
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 2.6%                  18,140   TotalFinaElf SA                                            3,529,492
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.1%            28,470   Sanofi-Aventis (f)                                         2,020,616
                                                      12,052   Sanofi-Aventis (New Shares)                                  856,840
                                                                                                                      -------------
                                                                                                                          2,877,456
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in France - 9.9%                      13,632,534
------------------------------------------------------------------------------------------------------------------------------------
Germany             Automobiles - 0.3%                 9,624   Bayerische Motoren Werke (BMW) AG                            396,379
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%           37,928  +Bayerische Hypo-und Vereinsbank AG                           620,424
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial             12,145   Deutsche Boerse AG                                           585,522
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                       27,129  +Deutsche Telekom AG (Registered Shares)                      472,458
                    Telecommunication
                    Services - 0.3%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.2%         22,658   E.On AG                                                    1,605,640
                    ----------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Master International Portfolio

                                                               (in U.S. dollars)

Europe                                              Shares
(continued)         Industry*                       Held       Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Germany             Thrifts & Mortgage                13,366  +Hypo Real Estate Holding AG                            $     426,560
(concluded)         Finance - 0.3%
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Germany - 3.0%                      4,106,983
------------------------------------------------------------------------------------------------------------------------------------
Ireland             Commercial Banks - 2.4%          127,981   Allied Irish Banks PLC                                     2,018,849
                                                      97,555   Bank of Ireland                                            1,310,073
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Ireland - 2.4%                      3,328,922
------------------------------------------------------------------------------------------------------------------------------------
Italy               Commercial Banks - 3.0%          265,886   Banca Intesa SpA                                             752,896
                                                      46,279   Banco Popolare di Verona e Novara Scrl                       760,966
                                                     506,619   Intesa BCI SpA                                             1,857,549
                                                     154,265   Unicredito Italiano SpA                                      738,664
                                                                                                                      -------------
                                                                                                                          4,110,075
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.8%        143,275   Enel SpA                                                   1,105,676
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                  33,249   Assicurazioni Generali SpA                                   866,337
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 1.1%                  71,168   ENI SpA                                                    1,453,905
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Italy - 5.5%                        7,535,993
------------------------------------------------------------------------------------------------------------------------------------
Netherlands         Air Freight &                     72,234   TNT Post Group NV                                          1,670,567
                    Logistics - 1.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.1%           69,997   ABN AMRO Holding NV                                        1,483,575
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial             26,775   Euronext NV                                                  726,285
                    Services - 1.3%                   43,400   ING Groep NV                                               1,057,518
                                                                                                                      -------------
                                                                                                                          1,783,803
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.5%                  13,810   Royal Dutch Petroleum Company                                695,835
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Netherlands - 4.1%              5,633,780
------------------------------------------------------------------------------------------------------------------------------------
Norway              Commercial Banks - 0.4%           63,000   DNB Holding ASA                                              478,779
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 1.1%                 120,200   Statoil ASA                                                1,531,166
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Norway - 1.5%                       2,009,945
------------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Master International Portfolio

                                                               (in U.S. dollars)

Europe                                              Shares
(continued)         Industry*                       Held       Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Spain               Diversified                      145,255  +Telefonica SA                                          $   2,061,852
                    Telecommunication
                    Services - 1.5%
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                      21,982  +Gestevision Telecinco SA                                     344,620
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.7%                    30,696   Altadis, SA                                                  955,004
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Spain - 2.5%                        3,361,476
------------------------------------------------------------------------------------------------------------------------------------
Sweden              Building Products - 0.5%          59,883   Assa Abloy AB 'B'                                            719,364
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 1.9%                  40,768   SKF AB 'B'                                                 1,500,420
                                                      33,015   Scania AB 'B'                                              1,076,653
                                                                                                                      -------------
                                                                                                                          2,577,073
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Sweden - 2.4%                       3,296,437
------------------------------------------------------------------------------------------------------------------------------------
Switzerland         Capital Markets - 2.7%            57,884   Credit Suisse Group                                        1,803,098
                                                      28,077   UBS AG (Registered Shares)                                 1,879,845
                                                                                                                      -------------
                                                                                                                          3,682,943
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                      32,590   Holcim Ltd. (Registered Shares)                            1,743,805
                    Materials - 1.3%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 1.9%              11,155   Nestle SA (Registered Shares)                              2,634,693
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care                          413   Nobel Biocare Holding AG                                      58,300
                    Equipment &                          682   Straumann AG                                                 133,383
                    Supplies - 0.1%                                                                                   -------------
                                                                                                                            191,683
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%                  23,110   Swiss Re (Registered Shares)                               1,306,721
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.6%                   3,069   Schindler Holding AG                                         842,248
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.8%            54,415   Novartis AG (Registered Shares)                            2,512,518
                                                      14,031   Roche Holding AG                                           1,358,231
                                                                                                                      -------------
                                                                                                                          3,870,749
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Switzerland - 10.4%                14,272,842
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Beverages - 1.2%                 132,530   Diageo PLC                                                 1,629,565
                    ----------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Master International Portfolio

                                                               (in U.S. dollars)

Europe                                              Shares
(continued)         Industry*                       Held       Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Commercial Banks - 4.1%          305,837   Barclays PLC                                           $   2,830,703
(continued)                                           98,105   Royal Bank of Scotland Group PLC                           2,730,237
                                                                                                                      -------------
                                                                                                                          5,560,940
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services              119,246   Bunzl PLC                                                    909,554
                    & Supplies - 0.7%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                    79,400   Boots Group PLC                                              968,432
                    Retailing - 1.7%                 295,176   Tesco PLC                                                  1,412,478
                                                                                                                      -------------
                                                                                                                          2,380,910
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.7%             114,200   Cadbury Schweppes PLC                                        915,235
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.4%         47,242   Barratt Developments PLC                                     503,117
                                                      19,784   The Berkeley Group PLC                                       434,203
                                                      38,635   Bovis Homes Group PLC                                        389,213
                                                      45,710   Persimmon PLC                                                550,941
                                                                                                                      -------------
                                                                                                                          1,877,474
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.9%         47,158   Reckitt Benckiser PLC                                      1,238,589
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                       114,571   Smiths Group PLC                                           1,430,386
                    Conglomerates - 1.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                  89,600   Prudential Corporation PLC                                   707,606
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 3.4%                      69,814   British Sky Broadcasting Group PLC ("BSkyB")                 600,329
                                                      52,180   EMAP PLC                                                     690,877
                                                      61,754   Johnston Press PLC                                           575,458
                                                     197,753   Reed Elsevier NV                                           1,750,278
                                                     115,134   WPP Group PLC                                              1,027,316
                                                                                                                      -------------
                                                                                                                          4,644,258
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%            29,074   Rio Tinto PLC (Registered Shares)                            721,254
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                182,565   National Grid Group PLC                                    1,523,072
                    Unregulated Power - 1.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 4.4%                 216,128   BG Group PLC                                               1,331,651
                                                     523,024   BP Amoco PLC                                               4,636,254
                                                                                                                      -------------
                                                                                                                          5,967,905
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.6%            64,162   AstraZeneca Group PLC                                      2,949,088

                                    Merrill Lynch Master International Portfolio

                                                               (in U.S. dollars)

Europe                                              Shares
(concluded)         Industry*                       Held       Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom      Pharmaceuticals                   32,181   GlaxoSmithKline PLC                                    $     654,758
(concluded)         (concluded)                                                                                       -------------
                                                                                                                          3,603,846
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                26,038   The British Land Company PLC                                 337,021
                                                      15,426   Land Securities Group PLC                                    319,132
                                                                                                                      -------------
                                                                                                                            656,153
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 1.3%                    29,541   British American Tobacco PLC                                 445,071
                                                      62,168   Imperial Tobacco Group PLC                                 1,368,886
                                                                                                                      -------------
                                                                                                                          1,813,957
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                       1,255,568   Vodafone Group PLC                                         2,851,613
                    Telecommunication
                    Services - 2.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United Kingdom - 28.0%         38,432,317
------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Europe - 72.2%                     99,089,830
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United States       Software - 0.9%                   58,764  +Amdocs Limited                                             1,181,156
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in North America - 0.9%                1,181,156
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia           Commercial Banks - 1.4%           36,339   Australia and New Zealand Banking Group Ltd.                 470,875
                                                      26,196   Commonwealth Bank of Australia                               558,649
                                                      72,770   Westpac Banking Corporation Limited                          865,863
                                                                                                                      -------------
                                                                                                                          1,895,387
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.3%           373,282  +Zinifex Limited                                              485,011
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Australia - 1.7%                    2,380,398
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong           Commercial Banks - 0.5%          122,695   Bank of East Asia, Ltd.                                      336,627
                                                      58,910   Dah Sing Financial Group                                     422,946
                                                                                                                      -------------
                                                                                                                            759,573
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.3%                46,860   Cheung Kong (Holdings) Ltd.                                  404,020
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common
                                                               Stocks in Hong Kong - 0.8%                                 1,163,593
------------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Master International Portfolio

                                                               (in U.S. dollars)

Pacific Basin                                       Shares
(continued)         Industry*                       Held       Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Japan               Automobiles - 4.5%                15,200   Honda Motor Co., Ltd.                                  $     753,456
                                                     177,400   Nissan Motor Co., Ltd.                                     1,926,838
                                                      90,400   Toyota Motor Corporation                                   3,558,504
                                                                                                                      -------------
                                                                                                                          6,238,798
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.3%                  39,000   Asahi Breweries Limited                                      368,163
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                  23,400   Shin-Etsu Chemical Co., Ltd.                                 814,506
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.1%          177,000  +The Bank of Yokohama, Ltd.                                 1,048,339
                                                      98,000   The Hiroshima Bank, Ltd.                                     431,309
                                                          84   Mitsubishi Tokyo Financial Group, Inc.                       753,930
                                                          98   Sumitomo Mitsui Financial Group, Inc. (f)                    590,259
                                                                                                                      -------------
                                                                                                                          2,823,837
                    ----------------------------------------------------------------------------------------------------------------
                    Construction &                    60,000   COMSYS Holdings Corporation                                  439,564
                    Engineering - 0.7%               117,000   Obayashi Corporation                                         572,500
                                                                                                                      -------------
                                                                                                                          1,012,064
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.7%            9,100   Orix Corporation                                             931,186
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                    11,600   Circle K Japan Co. Ltd.                                      280,478
                    Retailing - 0.3%                   9,900   MINISTOP CO., LTD.                                           165,263
                                                                                                                      -------------
                                                                                                                            445,741
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%              46,000   Ajinomoto Co., Inc.                                          517,235
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.4%             161,000   Tokyo Gas Co.                                                589,749
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment             42,000   Olympus Optical Co., Ltd.                                    796,027
                    & Supplies - 0.6%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care                       10,800   Kobayashi Pharmaceutical Co., Ltd.                           271,119
                    Providers & Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.1%          4,200   Funai Electric Co., Ltd.                                     585,156
                                                      33,400   Matsushita Electric Industrial Company, Ltd.                 447,687
                                                      54,000   Sekisui House, Ltd.                                          541,255
                                                                                                                      -------------
                                                                                                                          1,574,098
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.6%         16,000   Uni-Charm Corporation                                        794,569
                    ----------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Master International Portfolio

                                                               (in U.S. dollars)

Pacific Basin                                   Shares
(continued)         Industry*                   Held           Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Japan               Insurance - 0.7%                      70   Millea Holdings, Inc.                                  $     963,142
(concluded)         ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment &               23,000   BANDAI CO., LTD.                                             532,325
                    Products - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 3.4%         65,000   Brother Industries, Ltd.                                     554,968
                                                      44,900   Canon, Inc.                                                2,135,660
                                                     101,000   Ricoh Co., Ltd.                                            1,978,678
                                                                                                                      -------------
                                                                                                                          4,669,306
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.8%            23,200   Takeda Pharmaceutical Company Limited                      1,044,312
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                   4,800   Rohm Company Ltd.                                            496,424
                    Semiconductor
                    Equipment - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                   11,000   Sumisho Computer Systems Corporation                         277,644
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &               41,000   Onward Kashiyama Co., Ltd.                                   573,466
                    Luxury Goods - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &               98,000   Mitsubishi Corporation                                     1,011,745
                    Distributors - 1.3%              109,000   Mitsui & Co., Ltd.                                           883,958
                                                                                                                      -------------
                                                                                                                          1,895,703
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                             200   KDDI Corporation                                             958,586
                    Telecommunication                    738   NTT DoCoMo, Inc.                                           1,365,110
                    Services - 1.7%                                                                                   -------------
                                                                                                                          2,323,696
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Japan - 21.8%                      29,953,110
------------------------------------------------------------------------------------------------------------------------------------
Malaysia            Hotels, Restaurants &            303,450   Resorts World Berhad                                         705,894
                    Leisure - 0.5%
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Malaysia - 0.5%                       705,894
------------------------------------------------------------------------------------------------------------------------------------
Singapore           Wireless                         508,976   MobileOne Limited                                            478,526
                    Telecommunication
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Singapore - 0.4%                      478,526
------------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Master International Portfolio

                                                               (in U.S. dollars)

Pacific Basin                                       Shares
(concluded)         Industry*                       Held       Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
South Korea         Semiconductors &                   2,360   Samsung Electronics (GDR)(b)(c)                        $     462,022
                    Semiconductor
                    Equipment - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                          30,610   SK Telecom Co., Ltd. (ADR)(a)                                 578,529
                    Telecommunication
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in South Korea - 0.8%                  1,040,551
------------------------------------------------------------------------------------------------------------------------------------
Taiwan              Diversified                       42,115   Chunghwa Telecom Co., Ltd. (ADR)(a)                          718,482
                    Telecommunication
                    Services - 0.5%
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Taiwan - 0.5%                         718,482
------------------------------------------------------------------------------------------------------------------------------------
Thailand            Commercial Banks - 0.4%        2,007,000  +Bank of Ayudhya Public Company Limited                       510,785
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                         243,270   Advanced Info Service Public Company Limited                 546,116
                    Telecommunication                          'Foreign Registered'
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Thailand - 0.8%                     1,056,901
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Pacific Basin/Asia - 27.3%     37,497,455
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks  (Cost - $116,814,542) - 100.4%      137,768,441
                    ----------------------------------------------------------------------------------------------------------------
                                                  Beneficial
                                                  Interest     Short-Term Investments
                    ----------------------------------------------------------------------------------------------------------------
                                                 $ 2,436,926   Merrill Lynch Liquidity Series, LLC Money Market
                                                               Series I(d)(e)                                             2,436,926
                    ----------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Investments
                                                               (Cost - $2,436,926) - 1.8%                                 2,436,926
                    ----------------------------------------------------------------------------------------------------------------
                    Total Investments (Cost - $119,251,468**) - 102.2%                                                  140,205,367

                    Liabilities in Excess of Other Assets - (2.2%)                                                       (2,987,887)
                                                                                                                      -------------
                    Net Assets - 100.0%                                                                               $ 137,217,480
                                                                                                                      =============
                    ----------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch Master International Portfolio

Schedule of Investments as of August 31, 2004 (concluded)

(a)   American Depositary Receipts (ADR).
(b)   Global Depositary Receipts (GDR).
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies considered to be an affiliate of the Portfolio (such companies are defines as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                         Net           Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                                    --     $       211
      Merrill Lynch Liquidity Series, LLC
          Money Market Series                        $(5,686,811)    $    13,167
      Merrill Lynch Premier Institutional Fund        (2,707,913)    $       401
      --------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Security, or portion of security, is on loan.
* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 120,792,914
                                                                  =============
      Gross unrealized appreciation                               $  22,159,934
      Gross unrealized depreciation                                  (2,747,481)
                                                                  -------------
      Net unrealized appreciation                                 $  19,412,453
                                                                  =============

+     Non-income producing security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Fund and Merrill Lynch Master International
Portfolio


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch International Fund and Merrill Lynch Master International Portfolio

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch International Fund and Merrill Lynch Master International Portfolio

Date: October 18, 2004


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch International Fund and Merrill Lynch Master International Portfolio

Date: October 18, 2004